Inventories (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Summary of Classes of Inventories

	Balance as of
	12-31-2018	12-31-2017
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	34,384,583	16,879,260
Gas	5,712,979	2,301,172
Oil	2,684,688	2,593,805
Coal	25,986,916	11,984,283
Supplies for projects and spare parts	9,386,198	14,861,643
Total	43,770,781	31,740,903